Pay vs Performance Disclosure - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Net Income (Loss) Attributable to Parent	$ 3,286	$ 2,573	$ 3,759